Business Combination - Summary of Purchase Price (Detail)		1 Months Ended	12 Months Ended
	Feb. 01, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Subtotal			¥ 12,188,781	$ 1,912,686
Goodwill			¥ 26,644,407		$ 4,181,089
Youxi Software [Member]
Cash consideration	¥ 300,000
Cash acquired from business combination	(3,211)
Subtotal	296,789
Current assets	45,440
Intangible asset - computer software	276,087
Current liabilities	(3,200)
Deferred tax assets	2,802,091
Total identifiable net assets(liabilities)	3,120,419
Other income	¥ 2,823,630
Qingtian International School
Cash consideration		¥ 23,000,000
Cash acquired from business combination		(2,811,219)
Subtotal		20,188,781
Current assets		15,799,304
Current liabilities		(28,485,037)
Total identifiable net assets(liabilities)		(6,455,626)
Non-current assets		6,230,107
Goodwill		¥ 26,644,407